Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.       Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc. (“Diana” or “DSI”) and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). Diana was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was redomiciled from the Republic of Liberia to the Republic of the Marshall Islands. In May 2008, the amended articles of incorporation were further amended to increase the authorized shares from 100.0 million to 200.0 million.

In January 2010, the Company established Diana Containerships Inc. (“Diana Containerships”) for the purpose of acquiring containerships. On January 18, 2011, the Company spun-off part of its shareholding in Diana Containerships and as a result, Diana Containerships, effective January 19, 2011, is no longer consolidated to the consolidated financial statements of the Company (Note 3).

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the control and operation of dry bulk carrier vessels. As at December 31, 2011, the following subsidiaries are included in the consolidation:

1.1.       Subsidiaries incorporated in the Republic of Panama

  Skyvan Shipping Company S.A. (“Skyvan”), owner of the Bahamas flag 75,311 dwt bulk carrier vessel “Nirefs” which was built and delivered in January 2001.

  Buenos Aires Compania Armadora S.A. (“Buenos”), owner of the Bahamas flag 75,247 dwt bulk carrier vessel “Alcyon” which was built and delivered in February 2001.

  Husky Trading S.A. (“Husky”), owner of the Bahamas flag 75,336 dwt bulk carrier vessel “Triton” which was built and delivered in March 2001.

  Panama Compania Armadora S.A. (“Panama”), owner of the Bahamas flag 75,211 dwt bulk carrier vessel “Oceanis”, which was built and delivered in May 2001.

  Eaton Marine S.A. (“Eaton”), owner of the Greek flag 75,106 dwt bulk carrier vessel “Danae” (built in 2001), which was acquired in July 2003.

  Chorrera Compania Armadora S.A. (“Chorrera”), owner of the Greek flag 75,172 dwt bulk carrier vessel “Dione” (built in 2001), which was acquired in May 2003.

  Cypres Enterprises Corp. (“Cypres”), owner of the Bahamas flag 73,630 dwt bulk carrier vessel “Protefs” which was built and delivered in August 2004.

  Darien Compania Armadora S.A. (“Darien”), owner of the Bahamas flag 73,691 dwt bulk carrier vessel “Calipso” which was built and delivered in February 2005.

  Cerada International S.A (“Cerada”), ex-owner of the Bahamas flag 169,883 dwt bulk carrier vessel “Pantelis SP” (built in 1999), which was acquired in February 2005. The vessel was sold in February 2007, and was delivered to her new owners in July 2007.

  Texford Maritime S.A. (“Texford”), owner of the Bahamas flag 73,691 dwt bulk carrier vessel “Clio” which was built and delivered in May 2005.

  Urbina Bay Trading, S.A. (“Urbina”), owner of the Bahamas flag 74,444 dwt bulk carrier vessel "Erato" (built in 2004), which was acquired in November 2005.

  Changame Compania Armadora S.A. (“Changame”), owner of the Bahamas flag 73,583 dwt bulk carrier vessel "Thetis" (built in 2004), which was acquired in November 2005.

  Vesta Commercial, S.A. (“Vesta”), owner of the Bahamas flag 74,381 dwt bulk carrier vessel “Coronis” which was built and delivered in January 2006.

  Diana Shipping Services S.A. (the “Manager” or “DSS”). DSS provides the Company and its vessels with management services since November 12, 2004, pursuant to management agreements. Such costs are eliminated in consolidation. Since April 2010, DSS provides to Diana Containerships and its vessels, administrative services for a monthly fee of $10, and since June 2010 technical and commercial services for a monthly fee of $15 per vessel for employed vessels, $20 per vessel per month for laid-up vessels, and 1% commission on the gross charter hire and freight earned by each vessel. Subsequent to Diana Containerships' spin-off (Note 3), the fees charged by DSS to Diana Containerships and its ship-owning subsidiaries are recorded as Other revenues in the accompanying consolidated statements of income. Management fees, administrative services fees and commissions charged by DSS to Diana Containerships and its subsidiaries until January 18, 2011 were eliminated from the consolidated financial statements as intercompany transactions.

1.2.       Subsidiaries incorporated in the Republic of the Marshall Islands

  Ailuk Shipping Company Inc. (“Ailuk”), owner of the Marshall Islands' flag 73,546 dwt dry bulk carrier vessel “Naias” which was built in 2006 and delivered in August 2006.

  Bikini Shipping Company Inc. (“Bikini”), owner of the Marshall Islands' flag 177,773 dwt dry bulk carrier vessel “New York” which was built and delivered in March 2010.

  Jaluit Shipping Company Inc. (“Jaluit”), owner of the Marshall Islands' flag, 174,186 dwt, dry bulk carrier vessel “Sideris GS” which was built and delivered in November 2006.

  Kili Shipping Company Inc. (“Kili”), owner of the Marshall Islands' flag, 174,261 dwt, dry bulk carrier vessel “Semirio” which was built and delivered in June 2007.

  Knox Shipping Company Inc. (“Knox”), owner of the Marshall Islands flag, 180,235 dwt, dry bulk carrier vessel “Aliki” (built 2005), which was acquired in April 2007.

  Lib Shipping Company Inc. (“Lib”), owner of the Marshall Islands flag, 177,828 dwt, dry bulk carrier vessel “Boston” which was built and delivered in November 2007.

  Majuro Shipping Company Inc. (“Majuro”), owner of the Marshall Islands flag, 93,193 dwt, dry bulk carrier vessel “Alcmene” (built 2010), which was delivered in November 2010.

  Taka Shipping Company Inc. (“Taka”), owner of the Marshall Islands flag, 76,436 dwt, dry bulk carrier vessel, “Melite” (built 2004) which was acquired in January 2010.

  Gala Properties Inc. (“Gala”), owner of the Marshall Islands flag 177,729 dwt, dry bulk carrier vessel “Houston” which was built and delivered in October 2009.

  Lae Shipping Company Inc. (“Lae”), entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt. The vessel has a contract price of $59,000, and was delivered in February 2012 (Notes 5 and 18).

  Namu Shipping Company Inc. (“Namu”), entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt. The vessel has a contract price of $59,000, and is expected to be delivered during the second quarter of 2012 (Note 5).

  Bikar Shipping Company Inc. (“Bikar”), owner of the Greek flag, 73,593 dwt, dry bulk carrier vessel, “Arethusa” (built 2007) which was acquired in July 2011 (Note 6).

  Jemo Shipping Company Inc. (“Jemo”), entered into a memorandum of agreement with a third party company for the acquisition of a 2010 built Panamax dry bulk carrier of 81,297 dwt, renamed “Leto”, for a price of $32,250. The vessel was delivered to the Company by the sellers in January 2012 (Notes 5 and 18).

1.3.       Subsidiaries incorporated in the United States of America

  Bulk Carriers (USA) LLC (“Bulk Carriers”) was established in September 2006 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

1.4.       Subsidiaries incorporated in the Republic of Cyprus

  Marfort Navigation Company Limited (“Marfort”), owner of the Cyprus flag 171,810 dwt bulk carrier vessel “Salt Lake City” (built 2005) which was acquired in December 2007.

  Silver Chandra Shipping Company Limited (“Silver”), owner of the Cyprus flag 164,218 dwt bulk carrier vessel “Norfolk” (built 2002) which was acquired in February 2008.

During 2011, 2010 and 2009, three, three and four charterers, respectively, individually accounted for more than 10% of the Company's time charter revenues as follows:

Charterer	2011	2010	2009
A	18%	16%	23%
B	12%	18%	21%
C	11%	10%	11%
D	-	-	14%